Columbia Disciplined Value Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Value Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 8.7%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.	7,364	353,693
Interactive Media & Services 7.0%
Alphabet, Inc., Class A	24,865	9,568,052
Meta Platforms, Inc., Class A	6,472	3,960,281
Total		13,528,333
Media 1.5%
Fox Corp., Class A	43,951	2,790,449
Total Communication Services		16,672,475
Consumer Discretionary 6.9%
Automobile Components 1.6%
BorgWarner, Inc.	52,918	3,014,738
Broadline Retail 0.8%
Amazon.com, Inc.(a)	6,125	1,623,493
Diversified Consumer Services 0.9%
ADT, Inc.	218,413	1,644,650
Hotels, Restaurants & Leisure 0.8%
Booking Holdings, Inc.	9,180	1,545,545
Specialty Retail 0.6%
Lowe’s Companies, Inc.	2,081	496,922
TJX Companies, Inc. (The)	4,551	713,369
Total		1,210,291
Textiles, Apparel & Luxury Goods 2.2%
Ralph Lauren Corp.	3,393	1,216,865
Tapestry, Inc.	21,466	3,113,429
Total		4,330,294
Total Consumer Discretionary		13,369,011
Consumer Staples 6.7%
Beverages 0.3%
Molson Coors Beverage Co., Class B	14,620	624,859
Consumer Staples Distribution & Retail 1.5%
Kroger Co. (The)	18,983	1,292,173
Target Corp.	12,757	1,655,221
Total		2,947,394
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.6%
Kraft Heinz Co. (The)	21,621	489,932
Pilgrim’s Pride Corp.	21,845	723,069
Total		1,213,001
Household Products 1.5%
Colgate-Palmolive Co.	12,735	1,087,060
Procter & Gamble Co. (The)	11,809	1,736,986
Total		2,824,046
Tobacco 2.8%
Altria Group, Inc.	57,940	4,209,341
Philip Morris International, Inc.	6,719	1,109,105
Total		5,318,446
Total Consumer Staples		12,927,746
Energy 7.0%
Oil, Gas & Consumable Fuels 7.0%
Chevron Corp.(b)	21,650	4,185,161
Exxon Mobil Corp.	36,526	5,637,058
Valero Energy Corp.	14,550	3,675,039
Total		13,497,258
Total Energy		13,497,258
Financials 18.9%
Banks 4.8%
Citigroup, Inc.	25,448	3,256,835
JPMorgan Chase & Co.	8,160	2,555,957
Popular, Inc.	22,322	3,355,666
Total		9,168,458
Capital Markets 6.1%
Blackrock, Inc.	2,732	2,911,220
Charles Schwab Corp. (The)	12,456	1,141,468
CME Group, Inc.	9,838	2,831,573
Goldman Sachs Group, Inc. (The)	308	284,521
Janus Henderson Group PLC	15,982	824,831
S&P Global, Inc.	1,892	815,887
T. Rowe Price Group, Inc.	27,875	2,867,780
Total		11,677,280

Columbia Disciplined Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.3%
Synchrony Financial	33,916	2,584,399
Financial Services 2.4%
Berkshire Hathaway, Inc., Class B(a)	4,157	1,968,755
MGIC Investment Corp.	97,005	2,568,693
Total		4,537,448
Insurance 3.9%
Allstate Corp. (The)	11,555	2,510,439
Marsh & McLennan Companies, Inc.	8,699	1,458,909
MetLife, Inc.	43,729	3,502,693
Total		7,472,041
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Annaly Capital Management, Inc.	35,800	819,820
Total Financials		36,259,446
Health Care 11.0%
Biotechnology 1.9%
AbbVie, Inc.	1,557	329,025
Amgen, Inc.	1,444	499,985
BioMarin Pharmaceutical, Inc.(a)	5,891	317,584
Insmed, Inc.(a)	1,819	247,984
Regeneron Pharmaceuticals, Inc.	964	681,606
Revolution Medicines, Inc.(a)	6,436	927,556
Vertex Pharmaceuticals, Inc.(a)	1,616	690,646
Total		3,694,386
Health Care Equipment & Supplies 0.4%
Envista Holdings Corp.(a)	29,019	752,753
Health Care Providers & Services 2.6%
Centene Corp.(a)	29,227	1,569,198
CVS Health Corp.	17,983	1,497,804
McKesson Corp.	2,495	2,033,924
Total		5,100,926
Life Sciences Tools & Services 0.7%
Charles River Laboratories International, Inc.(a)	7,976	1,331,753
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	64,925	3,933,805
Jazz Pharmaceuticals PLC(a)	14,650	2,974,243
Pfizer, Inc.	44,037	1,175,788
Viatris, Inc.	151,751	2,267,160
Total		10,350,996
Total Health Care		21,230,814
Industrials 13.3%
Aerospace & Defense 1.8%
General Dynamics Corp.	10,126	3,486,382
Air Freight & Logistics 1.9%
FedEx Corp.	8,947	3,608,415
Construction & Engineering 1.9%
EMCOR Group, Inc.	4,211	3,754,822
Ground Transportation 1.1%
Lyft, Inc., Class A(a)	51,951	735,107
Union Pacific Corp.	4,948	1,333,387
Total		2,068,494
Machinery 5.5%
Caterpillar, Inc.	615	547,418
Graco, Inc.	3,052	244,984
Illinois Tool Works, Inc.	4,222	1,089,318
Mueller Industries, Inc.	3,019	408,863
Nordson Corp.	3,495	1,008,133
Pentair PLC	15,951	1,287,405
Snap-On, Inc.	7,583	2,907,322
Toro Co. (The)	32,606	3,103,113
Total		10,596,556
Passenger Airlines 0.2%
United Airlines Holdings, Inc.(a)	3,640	327,600
Professional Services 0.9%
Automatic Data Processing, Inc.	7,929	1,680,472
Total Industrials		25,522,741
Information Technology 14.2%
Communications Equipment 2.3%
Cisco Systems, Inc.	47,869	4,380,013
Columbia Disciplined Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.1%
Keysight Technologies, Inc.(a)	11,379	3,981,626
Semiconductors & Semiconductor Equipment 8.3%
Advanced Micro Devices, Inc.(a)	10,946	3,880,248
Applied Materials, Inc.	6,458	2,547,616
Cirrus Logic, Inc.(a)	3,354	546,970
Marvell Technology, Inc.	6,664	1,100,560
Micron Technology, Inc.	7,274	3,761,822
QUALCOMM, Inc.	23,175	4,161,766
Total		15,998,982
Software 1.5%
Nutanix, Inc., Class A(a)	6,791	277,684
Salesforce, Inc.	14,722	2,598,875
Total		2,876,559
Total Information Technology		27,237,180
Materials 4.0%
Chemicals 1.3%
CF Industries Holdings, Inc.	20,231	2,512,691
Construction Materials 0.7%
CRH PLC	11,574	1,370,593
Metals & Mining 2.0%
Anglogold Ashanti PLC	11,541	1,081,738
Newmont Corp.	24,925	2,768,918
Total		3,850,656
Total Materials		7,733,940
Real Estate 3.6%
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.(a)	1,168	371,576
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.2%
Simon Property Group, Inc.	1,798	366,271
Specialized REITs 3.2%
Equinix, Inc.	3,023	3,273,395
SBA Communications Corp.	13,242	2,929,130
Total		6,202,525
Total Real Estate		6,940,372
Utilities 3.8%
Electric Utilities 3.1%
Edison International	33,530	2,330,000
Exelon Corp.	22,455	1,032,705
PG&E Corp.	152,205	2,529,647
Total		5,892,352
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)	98,957	1,429,929
Total Utilities		7,322,281
Total Common Stocks (Cost $141,243,357)		188,713,264

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(c),(d)	3,689,858	3,688,382
Total Money Market Funds (Cost $3,688,344)		3,688,382
Total Investments in Securities (Cost: $144,931,701)		192,401,646
Other Assets & Liabilities, Net		(48,996)
Net Assets		192,352,650
At April 30, 2026, securities and/or cash totaling $505,699 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	11	06/2026	USD	3,984,063	107,316	—

Columbia Disciplined Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	2,130,200	14,606,156	(13,047,929)	(45)	3,688,382	(158)	58,835	3,689,858
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Disciplined Value Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT179_(06/26)